GUARANTEES GRANTED TO SUBSIDIARIES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount	$ 20,770,363	$ 4,891,540
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	1,316,989	$ 241,763
Financing balance	76,242
Guarantees | Ferrosur Roca S.A. | Current Account Advances
Disclosure of detailed information about borrowings [line items]
Line of credit	1,240,745
Guarantees | Ferrosur Roca S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Amount	$ 2,100,000